Schedule of reconciliation between statutory income tax and effective tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	$ (2,925,989)	$ (5,212,305)	$ (2,468,891)
Tax rate	25.00%	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (731,497)	$ (1,303,076)	$ (617,223)
Effect of tax-exempt entity	294,740	23,825	557,311
Effect of pervious year over-paid tax expenses
Effect of non-tax deductible expenses and loss	166	25	9
Effect of deductible prior year loss			(11,010)
Effect of tax loss not recognized	37,488	187,292	117,671
Effect of pervious year over-accrued tax expenses
Effect of investment income(loss)not recognized	(2,768)	271	3,725
Effect of impairment not recognized	454,919	1,064,390	76,649
Income tax expense	(53,048)	27,273	(127,132)
Deferred tax assets	1,580,716	1,195,951	194,711
Valuation allowance	(1,580,716)	(1,195,951)	(194,711)
Deferred tax assets, net
Deferred tax liability			28,241
Total deferred tax liabilities			$ 28,241